Loans Payable – Related Parties (Details) - USD ($)			12 Months Ended
	Jun. 30, 2025	Dec. 28, 2022	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026
Loans Payable – Related Parties [Line Items]
Face amount		$ 250,000
Principal amount			$ 0	$ 250,000
Imputed interest rate		12.00%
Shares issued, price per share	$ 1
Loans Payable [Member]
Loans Payable – Related Parties [Line Items]
Face amount					$ 250,000
Interest expense			$ 14,548	$ 30,082
Shares issued (shares)	250,000